Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details) - shares	Dec. 31, 2022	Mar. 12, 2010	Mar. 11, 2010
Organization and description of business
Ordinary shares, shares issued	101,597,998	4,023,689	5,299,126